Transactions with Related Parties - Summary of Accrued Recognized Interest Cost from Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Beginning Balance	$ 60,892
Interest cost	0	$ 77,117
Interest	(238,688)	$ (835,245)
Ending Balance	60,892
Payable to Assignee A
Related Party Transaction [Line Items]
Ending Balance	$ 60,892